Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Taxes

Note 10 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, MicroAlgo, VIYI and VIWO Cayman are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

VIYI Ltd, Viwo Tech and VIWO HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits up to $2,000,000, and 16.5% on the portion of assessable profits exceeding $2,000,000 in Hong Kong. The Company made provisions for Hong Kong profit tax according to assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, VIYI Ltd and Viwo Tech and VIWO HK are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In addition, 75% of R&D expenses of the PRC entities are subject to additional deduction from pre-tax income.

Qianhai Wangxin was formed and registered in Qianhai District in Guangdong Provence, China in 2015. The company is subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries. The reduced rate benefit was expired in December 2025.

Significant components of the provision for income taxes are as follows:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	(2,290,252)	(3,209,294)	(471,200)
Deferred income tax expense	-	(146,597)	(21,524)
Income tax expense	(2,290,252)	(3,355,891)	(492,724)

During the six months ended June 30, 2026, the Company recorded gross deferred income tax expense of RMB 279,520 (USD 41,040), which was offset by a reversal of RMB 426,117 (USD 62,564). The reversal exceeded the provision, resulting in a net deferred income tax expense of RMB 146,597 (USD 21,524).

Deferred tax assets

Significant components of deferred tax assets were as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards	-	2,539,301	372,829
Allowance for credit losses	443,086	1,148,424	168,616
Less: valuation allowance	-	(3,391,237)	(497,913)
Deferred tax assets, net	443,086	296,489	43,532

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidence to the extent it could be objectively verified.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025, and June 30, 2026, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the year ended December 31, 2025, and for the six months ended June 30, 2026, and does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2026.

Value added taxes (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13% in China, depending on the type of service provided or product sold.

Taxes payable consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	439,126	330,835	48,575
Income taxes payable	12,410,542	15,193,301	2,230,733
Other taxes payable	17,982	11,440	1,680
Total	12,867,650	15,535,576	2,280,988